Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 4
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2013